Document and Entity Information Document	Feb. 25, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	Red River Bancshares, Inc.
Entity Central Index Key	0001071236
Amendment Flag	false
Entity Incorporation, State or Country Code	LA
Entity File Number	001-38888
Entity Tax Identification Number	72-1412058
Entity Address, Address Line One	1412 Centre Court Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Alexandria
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71301
City Area Code	318
Local Phone Number	561-5028
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RRBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true